MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2018	Feb. 28, 2019	Feb. 28, 2019	Aug. 31, 2018
Statements [Line Items]
Gain on fair value of marketable securities		$ (253)	$ 609
RBPlats [Member]
Statements [Line Items]
Number of equity instruments received				4,524,279
Amount received on shares sold	$ 7,800
Gain on fair value of marketable securities			$ 609